Other Assets - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Member]
Property, Plant and Equipment [Line Items]
Advances to equipment vendors	$ 5.8	$ 6.9